Earnings Per Share	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share

18. Earnings Per Share

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	Six months ended December 31,
	2025	2024

Income (loss) from continuing operations	$(209,487)	$798,279
Income (loss) from discontinued operation	-	271,048
Net income (loss)	$(209,487)	$1,069,327

Weighted average common shares outstanding — basic	564,099	400,000
Effect of dilutive securities	3,548	-
Weighted average common shares outstanding — diluted	567,647	400,000

Basic net income (loss) per share:
Continuing operations	(0.37)	2.00
Discontinued operations	-	0.68
Total basic net income (loss) per share	(0.37)	2.68

Diluted net income (loss) per share:
Continuing operations	(0.37)	2.00
Discontinued operations	-	0.68
Total diluted net income (loss) per share	(0.37)	2.68

*	After giving effect to the reverse stock split effected on March 16,2026.

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the six months ended December 31, 2025, the dilutive effect of 3,548 potential common shares was included in the diluted earnings per share calculation. There were no dilutive securities for the six months ended December 31, 2024.

17. Earnings Per Share

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	For the years ended
	June 30,
Numerators	2025	2024	2023
	US$	US$	US$
Net income	764,919	1,548,347	996,157

Denominators	-	-	-
Weighted average number of Class A Ordinary Shares outstanding-Basic and diluted*	10,597,527	10,000,000	10,000,000
Weighted average number of Class B Ordinary Shares outstanding-Basic and diluted*	-	-	-
Net income per Class A Ordinary Share-Basic and diluted*	0.07	0.15	0.10
Net income per Class B Ordinary Share-Basic and diluted*	-	-	-

*	The shares and per share data are presented on a retroactive basis to reflect the stock split.

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended June 30, 2025, 2024 and 2023, the Group had no dilutive shares.